Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

Note 11. Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net loss	$(38,531)	$(28,354)	$(99,574)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,367	37,594	36,991

Net loss per share, basic and diluted	$(1.00)	$(0.75)	$(2.69)

As the Company was in a net loss position for all periods, the following common share equivalents were excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023	2022
Stock options	3,561	2,783	2,432
Common stock and RSUs	1,341	1,513	908
Estimated ESPP purchases	8	23	52
Total dilutive shares	4,910	4,319	3,392